SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Current income tax expense	$ 110,000	$ 0
Deferred income taxes (benefit)	20,000	(102,000)
Total income tax expense (benefit)	$ 130,000	$ (102,000)